UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   12-31-03

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            02-09-04

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              31

Form 13F Information Table Value Total:                          329,449
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




                                      FORM 13F INFORMATION TABLE

                                                               SHRS OR
                                                               PRN AMT;
                              TITLE                            SH/PRN;
        NAME OF ISSUER       OF CLASS   CUSIP       (X$1000)   PUT/CALL DISCRETION MANAGERS     VOTING AUTHORITY
                                                                                              SOLE   SHARED   NONE
Affiliated Managers Group      Com     008252108      17,612   253,083SH   SOLE      N/A     161,713  0      91,370
Allied Cap Corp New            Com     01903Q108      16,931   607,283SH   SOLE      N/A     397,423  0     209,860
American Capital Strategies    Com     024937104      16,417   552,188SH   SOLE      N/A     367,278  0     184,910
Ambac Finl Group Inc           Com     023139108      17,452   251,512SH   SOLE      N/A     167,002  0      84,510
Commerce Bancorp Inc NJ        Com     200519106       8,936   169,620SH   SOLE      N/A     113,560  0      56,060
Countrywide Financial Group    Com     222372104      29,197   384,937SH   SOLE      N/A     243,141  0     141,796
Equity Office Properties Tr    Com     294741103       3,146   109,793SH   SOLE      N/A      73,832  0      35,961
Equity Residential          Sh Ben Int 29476L107         654    22,162SH   SOLE      N/A      13,220  0       8,942
Exxon Mobil Corp               Com     30231G102         413    10,080SH   SOLE      N/A       1,600  0       8,480
Gladstone Capital Corp         Com     376535100       7,648   342,181SH   SOLE      N/A     216,075  0     126,106
Gladstone Coml Corp            Com     376536108         917    54,420SH   SOLE      N/A      45,280  0       9,140
Intrawest Corporation        Com New   460915200      14,783   799,491SH   SOLE      N/A     513,651  0     285,840
iStar Finl Inc                 Com     45031U101      11,327   291,194SH   SOLE      N/A     198,504  0      92,690
Key Energy Svcs Inc            Com     492914106      10,237   992,876SH   SOLE      N/A     615,330  0     377,546
Kimco Realty Corp              Com     49446R109      10,212   228,194SH   SOLE      N/A     141,850  0      86,344
Level 3 Communications Inc     Com     52729N100      11,973 2,100,560SH   SOLE      N/A   1,305,170  0     795,390
MBIA Inc                       Com     55262C100      18,309   309,117SH   SOLE      N/A     200,619  0     108,498
Nabors Industries Ltd          Shs     G6359F103      12,560   302,643SH   SOLE      N/A     195,856  0     106,787
NCI Building Sys Inc           Com     628852105      16,868   705,770SH   SOLE      N/A     451,936  0     253,834
Natco Group Inc.               Cl A    63227W203         546    71,890SH   SOLE      N/A      54,710  0      17,180
Palm Harbor Homes              Com     696639103       9,762   546,290SH   SOLE      N/A     353,724  0     192,566
Radian Group Inc               Com     750236101      22,781   467,303SH   SOLE      N/A     299,355  0     167,948
Rouse Co                       Com     779273101      15,090   321,065SH   SOLE      N/A     206,521  0     114,544
SL Green Rlty Corp             Com     78440X101       1,851    45,086SH   SOLE      N/A      30,716  0      14,370
Triad Gty Inc                  Com     895925105      16,329   324,310SH   SOLE      N/A     213,132  0     111,178
Transport Corp of Amer Inc     Com     89385P102         895   123,416SH   SOLE      N/A      81,951  0      41,465
USF Corp                       Com     91729Q101       1,997    58,407SH   SOLE      N/A      40,117  0      18,290
Weatherford International L    Com     G95089101       8,106   225,175SH   SOLE      N/A     147,219  0      77,956
Wells Fargo & Co New           Com     949746101      19,156   325,278SH   SOLE      N/A     215,686  0     109,592
Westport Res Corp New          Com     961418100       4,825   161,577SH   SOLE      N/A     104,526  0      57,051
Westport Res Corp New        Pfd Conv  961418209       2,519    98,780SH   SOLE      N/A      64,190  0      34,590
